Restructuring Charges Schedule of restructuring charges accrued (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012		Dec. 25, 2011
Restructuring Reserve [Roll Forward]
Accrued restructuring charges, Beginning balance	$ 10,480	$ 4,076		$ 7,947
Expense	0	10,128		2,233
Other increases		776		0
Payments	(8,270)	(4,500)		(6,104)
Accrued restructuring charges, Ending balance	2,210	10,480		4,076
Facility shutdowns [Member]
Restructuring Reserve [Roll Forward]
Accrued restructuring charges, Beginning balance	2,796	1,201		1,851
Expense	0	958		523
Other increases		776	[1]	0
Payments	(1,030)	(139)		(1,173)
Accrued restructuring charges, Ending balance	1,766	2,796		1,201
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Accrued restructuring charges, Beginning balance	1,851	2,875		6,096
Expense	0	2,687		1,710
Other increases		0		0
Payments	(1,407)	(3,711)		(4,931)
Accrued restructuring charges, Ending balance	444	1,851		2,875
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued restructuring charges, Beginning balance	5,833	0
Expense	0	6,483
Other increases		0
Payments	(5,833)	(650)
Accrued restructuring charges, Ending balance	$ 0	$ 5,833

[1]	Consists of asset retirement obligations primarily at the Millsboro, Delaware plant.